Net Investment Income (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Net Investment Income
Net investment income for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Net gain from disposal of debt instruments	¥96,624	¥6,072	¥4,187
Net gain from disposal of equity instruments (1)	—	—	281,036
Dividend income	79,840	87,850	138,874

Total net investment income	¥176,464	¥93,922	¥424,097

(1)	Following the adoption of IFRS 9, net gain from disposal of equity instruments elected to be measured at FVOCI is not transferred to profit or loss.